LAND USE RIGHTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Land Use Rights [Abstract]
Land Use Rights [Table Text Block]
	June 30, 2013	December 31,2012

Cost	$60,045,896	$58,630,950
Less: Accumulated amortisation	(3,666,041)	(2,897,704)
Net carrying amount	$56,379,855	$55,733,246

	2012	2011

Cost (Note)	$58,630,950	$57,845,574
Less: Accumulated amortization	(2,897,704)	(1,338,104)
Net carrying amount	$55,733,246	$56,507,470

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Fiscal year	Expiry date	Location	Cost

Balance at 1.1.2011			$18,776,139
2011	2037	Enping City, Guangdong Province, PRC	12,365,293
2011	2051, 2054 and 2071	Linli County, Hunan Province, PRC.	35,405,750
Less: disposal upon sale of a subsidiary,ZX
	Acquired in 2007	Huebi Province, PRC	(6,194,505)
	Acquired in 2010	Huebi Province, PRC	(3,223,411)
	Exchange adjustment		716,307
Balance at 12.31.2011			57,845,573
2012	2051	Xining city, Qinghai Province, PRC	528,240
	Exchange adjustment		257,137
Balance at 12.31.2012			$58,630,950